Condensed Financial Information of Parent Company - Condensed Income Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Income Statements, Captions [Line Items]
Interest income	$ 765.2	$ 591.8	$ 194.4
Interest expense	(538.1)	(470.2)	(165.0)
Net interest income	227.1	121.6	29.4
Other income	6.3	3.4	2.8
Other expenses	(306.3)	(237.4)	(147.8)
(Loss)/profit before tax	295.8	196.5	121.6
Tax	(77.8)	(55.2)	(23.4)
Profit after tax	218.0	141.3	98.2
Other comprehensive loss	(34.5)	(2.3)	(0.9)
Total comprehensive income	183.5	139.0	97.3
Separate
Condensed Income Statements, Captions [Line Items]
Interest income	56.3	45.9	22.1
Interest expense	(51.4)	(35.1)	(3.9)
Net interest income	4.9	10.8	18.2
Dividend income	34.5	114.7	5.0
Impairment of investments in subsidiaries	(24.8)	(8.2)	(32.3)
Other income	2.5	1.7	0.8
Other expenses	(42.4)	(27.9)	(5.0)
(Loss)/profit before tax	(25.3)	91.1	(13.3)
Tax	(0.6)	(0.9)	(1.9)
Profit after tax	(25.9)	90.2	(15.2)
Other comprehensive loss	(8.5)	(6.2)	(0.1)
Total comprehensive income	$ (34.4)	$ 84.0	$ (15.3)